Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LITMAN GREGORY FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Apr. 29, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LITMAN GREGORY FUNDS TRUST

Supplement dated July 23, 2020 to the
Prospectus, Summary Prospectuses and Statement of Additional Information ("SAI")
of the Litman Gregory Funds Trust dated April 29, 2020

Notice to Existing and Prospective Shareholders:

Effective July 31, 2020, the name of each of Litman Gregory Masters Equity Fund, Litman Gregory Masters International Fund, Litman Gregory Masters Smaller Companies Fund, Litman Gregory Masters Alternative Strategies Fund and Litman Gregory Masters High Income Alternatives Fund (the "Funds") will change. The Funds' investment objectives, principal investment strategies, principal risks, sub-advisors and fee schedules will remain the same. Litman Gregory Fund Advisors, LLC will continue to serve as the Funds' investment advisor.

The Funds will be renamed according to the table below and the following information supplements and supersedes any contrary information contained in the Prospectus, Summary Prospectuses and SAI concerning the Funds.
Current Fund Name	New Fund Name (effective July 31, 2020)

Litman Gregory Masters Equity Fund	PartnerSelect Equity Fund

Litman Gregory Masters International Fund	PartnerSelect International Fund

Litman Gregory Masters Smaller Companies Fund	PartnerSelect Smaller Companies Fund

Litman Gregory Masters Alternative Strategies Fund	PartnerSelect Alternative Strategies Fund

Litman Gregory Masters High Income Alternatives Fund	PartnerSelect High Income Alternatives Fund

Litman Gregory Masters Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LITMAN GREGORY FUNDS TRUST

Supplement dated July 23, 2020 to the
Prospectus, Summary Prospectuses and Statement of Additional Information ("SAI")
of the Litman Gregory Funds Trust dated April 29, 2020

Notice to Existing and Prospective Shareholders:

Effective July 31, 2020, the name of each of Litman Gregory Masters Equity Fund, Litman Gregory Masters International Fund, Litman Gregory Masters Smaller Companies Fund, Litman Gregory Masters Alternative Strategies Fund and Litman Gregory Masters High Income Alternatives Fund (the "Funds") will change. The Funds' investment objectives, principal investment strategies, principal risks, sub-advisors and fee schedules will remain the same. Litman Gregory Fund Advisors, LLC will continue to serve as the Funds' investment advisor.

The Funds will be renamed according to the table below and the following information supplements and supersedes any contrary information contained in the Prospectus, Summary Prospectuses and SAI concerning the Funds.
Current Fund Name	New Fund Name (effective July 31, 2020)

Litman Gregory Masters Equity Fund	PartnerSelect Equity Fund

Litman Gregory Masters International Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LITMAN GREGORY FUNDS TRUST

Supplement dated July 23, 2020 to the
Prospectus, Summary Prospectuses and Statement of Additional Information ("SAI")
of the Litman Gregory Funds Trust dated April 29, 2020

Notice to Existing and Prospective Shareholders:

Effective July 31, 2020, the name of each of Litman Gregory Masters Equity Fund, Litman Gregory Masters International Fund, Litman Gregory Masters Smaller Companies Fund, Litman Gregory Masters Alternative Strategies Fund and Litman Gregory Masters High Income Alternatives Fund (the "Funds") will change. The Funds' investment objectives, principal investment strategies, principal risks, sub-advisors and fee schedules will remain the same. Litman Gregory Fund Advisors, LLC will continue to serve as the Funds' investment advisor.

The Funds will be renamed according to the table below and the following information supplements and supersedes any contrary information contained in the Prospectus, Summary Prospectuses and SAI concerning the Funds.
Current Fund Name	New Fund Name (effective July 31, 2020)

Litman Gregory Masters International Fund	PartnerSelect International Fund

Litman Gregory Masters Smaller Companies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LITMAN GREGORY FUNDS TRUST

Supplement dated July 23, 2020 to the
Prospectus, Summary Prospectuses and Statement of Additional Information ("SAI")
of the Litman Gregory Funds Trust dated April 29, 2020

Notice to Existing and Prospective Shareholders:

Effective July 31, 2020, the name of each of Litman Gregory Masters Equity Fund, Litman Gregory Masters International Fund, Litman Gregory Masters Smaller Companies Fund, Litman Gregory Masters Alternative Strategies Fund and Litman Gregory Masters High Income Alternatives Fund (the "Funds") will change. The Funds' investment objectives, principal investment strategies, principal risks, sub-advisors and fee schedules will remain the same. Litman Gregory Fund Advisors, LLC will continue to serve as the Funds' investment advisor.

The Funds will be renamed according to the table below and the following information supplements and supersedes any contrary information contained in the Prospectus, Summary Prospectuses and SAI concerning the Funds.
Current Fund Name	New Fund Name (effective July 31, 2020)

Litman Gregory Masters Smaller Companies Fund	PartnerSelect Smaller Companies Fund

Litman Gregory Masters Alternative Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LITMAN GREGORY FUNDS TRUST

Supplement dated July 23, 2020 to the
Prospectus, Summary Prospectuses and Statement of Additional Information ("SAI")
of the Litman Gregory Funds Trust dated April 29, 2020

Notice to Existing and Prospective Shareholders:

Effective July 31, 2020, the name of each of Litman Gregory Masters Equity Fund, Litman Gregory Masters International Fund, Litman Gregory Masters Smaller Companies Fund, Litman Gregory Masters Alternative Strategies Fund and Litman Gregory Masters High Income Alternatives Fund (the "Funds") will change. The Funds' investment objectives, principal investment strategies, principal risks, sub-advisors and fee schedules will remain the same. Litman Gregory Fund Advisors, LLC will continue to serve as the Funds' investment advisor.

The Funds will be renamed according to the table below and the following information supplements and supersedes any contrary information contained in the Prospectus, Summary Prospectuses and SAI concerning the Funds.
Current Fund Name	New Fund Name (effective July 31, 2020)

Litman Gregory Masters Alternative Strategies Fund	PartnerSelect Alternative Strategies Fund

Litman Gregory Masters High Income Alternatives Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LITMAN GREGORY FUNDS TRUST

Supplement dated July 23, 2020 to the
Prospectus, Summary Prospectuses and Statement of Additional Information ("SAI")
of the Litman Gregory Funds Trust dated April 29, 2020

Notice to Existing and Prospective Shareholders:

Effective July 31, 2020, the name of each of Litman Gregory Masters Equity Fund, Litman Gregory Masters International Fund, Litman Gregory Masters Smaller Companies Fund, Litman Gregory Masters Alternative Strategies Fund and Litman Gregory Masters High Income Alternatives Fund (the "Funds") will change. The Funds' investment objectives, principal investment strategies, principal risks, sub-advisors and fee schedules will remain the same. Litman Gregory Fund Advisors, LLC will continue to serve as the Funds' investment advisor.

The Funds will be renamed according to the table below and the following information supplements and supersedes any contrary information contained in the Prospectus, Summary Prospectuses and SAI concerning the Funds.
Current Fund Name	New Fund Name (effective July 31, 2020)

Litman Gregory Masters High Income Alternatives Fund	PartnerSelect High Income Alternatives Fund